Initial Public Offering	12 Months Ended
Dec. 31, 2022
Initial Public Offering Disclosure [Abstract]
INITIAL PUBLIC OFFERING

NOTE 3 — INITIAL PUBLIC OFFERING

On August 12, 2021, the Company consummated its IPO of 5,000,000 Units at $10.00 per Unit, generating gross proceeds of $50,000,000 and incurred offering costs of $2,223,988, consisting of $1,250,000 of underwriting fees and expenses and $973,988 of costs related to the IPO. Additionally, the Company recorded deferred underwriting commissions of $1,500,000 (increasing up to $1,725,000 if the underwriter’s over-allotment option is exercised in full) payable only upon completion of our Initial Business Combination.

Simultaneously with the consummation of the closing of the IPO, the Company completed the private sale of 276,250 Private Units to its Sponsor at a purchase price of $10.00 per Private Unit, generating gross proceeds to the Company of $2,762,500.

On August 19, 2021, the underwriters notified the Company of their intent to exercise of the over-allotment option in part and, on August 23, 2021, the underwriters purchased 733,920 Additional Units at $10.00 per Additional Unit upon the closing of the over-allotment option, generating additional gross proceeds of $7,339,200. On August 23, 2021, simultaneously with the sale of the Additional Units, the Company consummated the sale of an additional 18,348 Additional Private Units, generating additional gross proceeds of $183,480. A total of $7,339,200 of the net proceeds from the sale of the Additional Units and the Additional Private Units was deposited in the Trust Account.

Since the underwriters did not exercise their over-allotment option in full, 4,020 shares of common stock issued to the sponsor prior to the IPO and the Private Placement, were forfeited for no consideration.

The Private Units were issued pursuant to Section 4(a)(2) of the Securities Act of 1933, as amended, as the transactions did not involve a public offering.